Significant Accounting Policies: Basic and Diluted Net Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Comprehensive loss	$ (5,689,256)	$ (1,464,253)
Shares, Outstanding	75,705,683	69,733,334
Earnings Per Share, Basic	$ (0.08)	$ (0.02)
Earnings Per Share, Diluted	$ (0.08)	$ (0.02)